Note 9 - Vessels and Other Fixed Assets, Net (Details) € in Thousands				1 Months Ended	12 Months Ended
	Dec. 23, 2015 USD ($)	Dec. 09, 2015 USD ($)	Dec. 09, 2015 EUR (€)	Sep. 15, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 9 - Vessels and Other Fixed Assets, Net (Details) [Line Items]
Property, Plant and Equipment, Additions				$ 19,500,000
Discontinued Operation Sales Address Commission Percentage				1.00%
Business Combination, Acquisition Related Costs				$ 3,052,000
Gain (Loss) on Disposition of Property Plant Equipment					$ (177,000)
Asset Impairment Charges					1,214,000	$ 209,000
Newlead Markela [Member]
Note 9 - Vessels and Other Fixed Assets, Net (Details) [Line Items]
Proceeds from Sale of Productive Assets	$ 3,200,000
Gain (Loss) on Disposition of Property Plant Equipment	(180,000)
Sales Commissions and Fees	128,000
Newlead Markela, Technical Repairs Incurred [Member]
Note 9 - Vessels and Other Fixed Assets, Net (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment	$ 75,000
Vessels [Member]
Note 9 - Vessels and Other Fixed Assets, Net (Details) [Line Items]
Asset Impairment Charges					1,214,000	$ 209,000	$ 0
Property, Plant and Equipment, Disposals					$ 17,036,000
Vehicle, Fully Depreciated [Member]
Note 9 - Vessels and Other Fixed Assets, Net (Details) [Line Items]
Property, Plant and Equipment, Disposals		$ 3,200	€ 3